Note 5 - Revenues - Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Allowance for doubtful accounts, Balance	$ 237
Provision for losses on accounts receivable	42	$ 6
Write-offs less recoveries	(24)
Allowance for doubtful accounts, Balance	$ 255	$ 237